Earnings per share	12 Months Ended
Mar. 31, 2026
Disclosure of Earnings per share [Abstract]
Earnings per share

33.    Earnings per share

The calculation of basic earnings per share for the years ended March 31, 2026, 2025, and 2024 is based on the profit / (loss) attributable to ordinary shareholders of ₹(1,366), ₹(785), and ₹169 respectively and a weighted average number of shares outstanding of 434,455,365, 373,167,257 and 183,033,950 respectively, calculated as follows:

	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024

Net profit/(loss) – as reported	(1,366)	(785)	169

Weighted average number of shares – basic	434,455,365	373,167,257	183,033,950
Basic earnings per share	(3.14)	(2.10)	0.92

Weighted average number of shares – diluted	434,754,395	373,605,546	185,198,369
Diluted earnings per share	(3.14)	(2.10)	0.91

Weighted average number of ordinary shares basic

	Year ended
	2026	2025	2024
Issued fully paid ordinary shares on April 01	434,102,399	183,332,460	182,835,369
Effect of shares issued on exercise of stock options	352,966	109,557	198,581
Effect of Rights issue	-	189,725,240	-
Weighted average number of equity shares and equivalent shares outstanding	434,455,365	373,167,257	183,033,950

Weighted average number of ordinary shares diluted

	Year ended
	2026	2025	2024
Weighted average number of ordinary shares (basic)	434,455,365	373,167,257	183,033,950
Effect of stock options (Note 1)	299,030	438,289	2,164,419
Weighted average number of equity shares outstanding (diluted)	434,754,395	373,605,546	185,198,369

Note 1: The Group has issued Associate Stock Options of which 472,728 (Previous year: 1,341,682) options are outstanding as at March 31, 2026. These could potentially dilute basic earnings per share in future. Refer Note (31).

Note 2: During the year, SISL has outstanding Employee Stock Option Plans granted as per note 31. If fully vested and exercised, these options will result in the issuance of fresh equity shares of the subsidiary.

This issuance will:

1) Dilute the Parent Company's percentage of ownership and economic interest in the subsidiary.

2) Change the Group's share in the subsidiary’s net profits, thereby impacting the Consolidated Earnings Per Share (EPS)